COMMITMENTS AND CONTINGENCIES (Details 2) In Millions, unless otherwise specified		12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 Jiangsu Shuangliang against Sichuan ReneSola USD ($)	Dec. 31, 2013 Jiangsu Shuangliang against Sichuan ReneSola CNY	Jun. 30, 2014 Sichuan ReneSola against Jiangsu Shuangliang item	Dec. 31, 2013 Sichuan ReneSola against Jiangsu Shuangliang USD ($)	Dec. 31, 2013 Sichuan ReneSola against Jiangsu Shuangliang CNY	Jun. 18, 2014 Breach of sales contract	Feb. 28, 2011 Breach of sales contract EUR (€)
Legal matters
Damages sought		$ 9.2	55.7		$ 5.2	31.6		€ 2.6
Percentage of cost of action awarded							70.00%
Penalty loss accrued	0
Penalty sought					$ 1.1	6.7
Number of key technical issues				4